[FRONT COVER]





                           Met Investors Series Trust


                       J.P. Morgan Quality Bond Portfolio
                      J.P. Morgan Enhanced Index Portfolio
                       J.P. Morgan Select Equity Portfolio
                   J.P. Morgan International Equity Portfolio
                      J.P. Morgan Small Cap Stock Portfolio
                     Lord Abbett Growth and Income Portfolio
                      Lord Abbett Bond Debenture Portfolio
                       Lord Abbett Mid-Cap Value Portfolio
                   Lord Abbett Growth Opportunities Portfolio
                     Lord Abbett Developing Growth Portfolio


                          PIMCO Money Market Portfolio


                                 Class B Shares

                                   Prospectus

                                February 12, 2001

     Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                                                                           Page



INTRODUCTION.................................................................3
         Understanding the Trust.............................................3
         Understanding the Portfolios........................................3
THE PORTFOLIOS...............................................................6
         Investment Summary..................................................6

                   J.P. Morgan Quality Bond Portfolio..................... 8
                  J.P. Morgan Enhanced Index Portfolio.................... 13
                                                                            =
                  J.P. Morgan Select Equity Portfolio..................... 16
                                                                            =
                  J.P. Morgan International Equity Portfolio.............. 19
                                                                            =
                  J.P. Morgan Small Cap Stock Portfolio................... 22
                                                                            =
                  Lord Abbett Growth and Income Portfolio................. 25
                                                                            =
                  Lord Abbett Bond Debenture Portfolio.................... 28
                                                                            =
                  Lord Abbett Mid-Cap Value Portfolio..................... 33
                                                                            =
                  Lord Abbett Growth Opportunities Portfolio.............. 36
                                                                            =
                  Lord Abbett Developing Growth Portfolio.................38
                                                                          ==
                  PIMCO Money Market Portfolio............................ 41
                                                                            =
          Primary Risks of Investing in the Portfolios.....................44
           ============================================                     =
         Additional Investment Strategies................................. 47
                                                                            =
         Management....................................................... 58
                                                                            =
                  The Manager............................................. 58
                                                                            =
                  The Advisers............................................ 60
                                                                            =
                  Distribution Plans...................................... 66
                                                                            =
YOUR INVESTMENT........................................................... 67
                                                                            =
         Shareholder Information.......................................... 67
                                                                            =
         Dividends, Distributions and Taxes............................... 67
                                                                            =
         Sales and Purchases of Shares.................................... 68
                                                                            =
FINANCIAL HIGHLIGHTS...................................................... 70
                                                                            =
FOR MORE INFORMATION................................................Back Cover

INTRODUCTION

         Understanding the Trust


         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of twenty-three managed investment portfolios or mutual funds, only eleven of which are offered through this Prospectus (the "Portfolios"). Each of the eleven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract

         Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts ("Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus or disclosure document for the Contract shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

         Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks and past performance.


         Each of the Portfolios falls into one of three categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.


Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.


 Fixed Income Funds


         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Money Market Funds

         Money market funds try (although there is no assurance that they will be successful) to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss.




Before you choose a Portfolio, please consider...

                                                                                                                         Higher

                                                                                                                         Risk/Reward

All of the Portfolios  involve risk, but there is also the                              J.P. Morgan Small Cap Stock Portfolio
potential for reward. You can lose money - and you can make                             Lord Abbett  Developing Growth Portfolio
money. The Portfolios are structured so that
each offers a different degree of risk and reward than others.

Notice the scale at the  right.  It covers,  in the  opinion of the  Portfolios'
Manager, the full spectrum of risk/ reward of the Portfolios described in this Prospectus. Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.

What risk/reward level is for you? Ask yourself the following:                          Lord Abbett Growth Opportunities Portfolio
                                                                                        ================================

                                                                           J.P. Morgan International Equity Portfolio

(1) How well do I handle fluctuations in my account value? The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

(2) Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.


                                                                                           J.P. Morgan Select Equity


                                                                                                            Portfolio

                                                                                  Lord Abbett Mid-Cap Value Portfolio
                                                                                 J.P. Morgan Enhanced Index Portfolio




A final note: These Portfolios are designed for long-term                        Lord Abbett Bond Debenture Portfolio
investment.
                                                                              Lord Abbett Growth and Income Portfolio







                                                                                   J.P. Morgan Quality Bond Portfolio    Lower
                                                                                         PIMCO Money Market Portfolio

                                                                                                                         Risk/Reward


THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.


 A NOTE ON FEES


         As an investor in any of the Portfolios, you will incur various operating costs, including management expenses. You also will incur fees associated with the Contracts which you purchase. Detailed information about the cost of investing in a Portfolio is presented in the "Annuity Policy Fee Table" section of the accompanying prospectus for the Contracts through which Portfolio shares are offered to you.


         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

[Left Side:]

                       J.P. Morgan Quality Bond Portfolio

Investment Objective:

         To provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

Principal Investment Strategy:

         The Portfolio will invest at least 65% of its total assets in investment grade fixed income securities under normal circumstances.

         The Portfolio invests in broad sectors of the fixed income market, including U.S. Government and agency securities, corporate securities including bonds, debentures and notes, asset-backed securities and mortgage-backed and mortgage-related securities. The Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio in light of market conditions and the Adviser's interest rate outlook. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the expected associated increase in bond prices. The Adviser selects specific securities which it believes are undervalued for purchase using: advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. A security is considered undervalued when its price is lower than one would expect for an investment of similar quality, duration and structural characteristics.

         Under normal market conditions, the Portfolio's duration will range between one year shorter and one year longer than the duration of the U.S. investment grade fixed income universe, as represented by Salomon Brothers Broad Investment Grade Bond Index, the Portfolio's benchmark. Currently, the benchmark's duration is approximately 5 years. The maturities of the individual securities in the Portfolio may vary widely, however.

         The Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States including Treasury securities and GNMA certificates as well as obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. Some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association.

         The Portfolio may also invest in municipal obligations that have been issued on a taxable basis or that have an attractive yield excluding tax considerations.


         It is a current policy of the Portfolio that under normal circumstances at least 65% of its total assets will consist of investment grade securities that are rated at least A by Standard & Poor's Rating Services ("S&P") or that are unrated and in the Adviser's opinion are of comparable quality. In the case of 30% of the Portfolio's investments, the Portfolio may purchase investment grade securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by S&P or are unrated and in the Adviser's opinion are of comparable quality.


         The Portfolio may invest up to 20% of its assets in foreign debt securities, including Eurodollar bonds and Yankee bonds and securities of foreign governments and governmental entities. The Portfolio may also invest in debt securities of issuers located in emerging market countries.

         The Portfolio may keep a portion of its assets in cash or cash equivalents such as high quality short-term debt obligations including bankers' acceptances, commercial paper, certificates of deposit, Eurodollar obligations, variable amount master demand notes and money market mutual funds. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of securities.

         The Adviser may, when consistent with the Portfolio's investment objective, use options or futures for hedging and for risk management (i.e., to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities markets, or currencies); risk management may include management of the Portfolio's exposure relative to its benchmark. In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives to manage interest rate or currency exposure can significantly increase the Portfolio's exposure to market risk or risk of non-performance of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risks that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

         Finally, the risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Quality Bond Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ----------- ----------- -----------
                8.87%         8.18%       -1.77%      11.04%






                97            98          99          00
                ------------- ----------- ----------- -----------

                         High Quarter: 4th - 2000 +4.51%

                         Low Quarter: 2nd -1999 - 1.56%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment Grade Bond Index, a widely recognized unmanaged market-capitalized weighted index which includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                  Average Annual Total Return as of 12/31/00
              --------------- -------------- ---- -----------------

                                                       Since

                                1 Year                  Inception

              --------------- -------------- ---- -----------------

Portfolio                        11.04%                6.67%
Salomon Brothers Broad           11.59%                7.48%
   Investment Grade Bond
   Index

----------------------------- -------------- ---- ----------------- ------------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.


                  see page  61
                             =


o        For financial highlights


                  see page  71]
                             ==

[Left Side:]

                      J.P. Morgan Enhanced Index Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:

         The Portfolio is an actively managed portfolio of medium- to large-capitalization equity securities that seeks to outperform the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objective by investing substantially all of its total assets in dividend-paying common stock.

         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies typically represented by the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Portfolio is highly diversified and will typically hold approximately 300 stocks.

         Portfolio sector weightings will generally equal those of the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions or tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will normally be comprised, based on the dividend discount model, of stocks in the first three quintiles. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500 Index.

         In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Large Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                 ------------- ----------- ------------ -------------
                 32.86%        32.21%      17.47%       -11.89%






                 97            98          99           00
                 ------------- ----------- ------------ -------------

                         High Quarter: 4th -1998 + 22.84

                         Low Quarter: 3rd - 1998 - 9.81%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                  Average Annual Total Return as of 12/31/00
              -------------- --------------- -- -------------------

                                                      Since

                                1 Year               Inception

              -------------- --------------- -- -------------------

Portfolio                       -11.89%               16.86%
S&P 500 Index                    -9.10%               18.04%
---------------------------- --------------- -- ------------------- ------------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.


                  see page  61
                             =


o        For financial highlights


                  see page  73]
                             ==

[Left Side:]

                       J.P. Morgan Select Equity Portfolio

Investment Objective:

         To provide long-term growth of capital and income.

Principal Investment Strategy:

         The Portfolio is an actively managed portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index, consistent with reasonable investment risk. Under normal circumstances, the Portfolio will be fully invested in the dividend-paying common stocks of large- and medium-sized companies primarily included in the S&P 500 Index. The Portfolio will typically hold between 60 and 90 stocks.

         The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the stock of large- and medium-sized companies primarily included in the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends.

         The Portfolio does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The Adviser may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the Adviser will emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry, or the stock markets in general as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

         The Adviser uses a dividend discount model to rank companies within economic sectors according to their relative value and then separates them into quintiles by sector. The Portfolio will primarily overweight stocks from the first and second quintiles after consideration is given to market capitalizations. As a guideline, the Adviser seeks to achieve gross income for the Portfolio equal to at least 75% of the dividend income generated on the stocks included in the S&P 500 Index.

         In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Select Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     -------------- ----------- ---------- -----------
                     31.16%         22.33%      9.47%      -6.59%






                     97             98          99         00
                     -------------- ----------- ---------- -----------

                        High Quarter: 4th - 1998 + 21.62%

                        Low Quarter: 3rd - 1999 - 13.11%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized publicly traded companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/00
               -------------- ----------------- --- ----------------

                                                         Since

                                   1 Year              Inception

               -------------- ----------------- --- ----------------

 Portfolio                         -6.59%               13.08%
 S&P 500 Index                     -9.10%               18.04%
 ---------------------------- ----------------- --- ---------------- ----------


[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.


                  see page  61
                             =


o        For financial highlights


                  see page  75]
                             ==

[Left Side:]

                   J.P. Morgan International Equity Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of foreign corporations.

Principal Investment Strategy:

         The Adviser intends to keep the Portfolio essentially fully invested with substantially all of the value of its total assets in equity securities of foreign issuers. The Adviser seeks to outperform the Morgan Stanley Capital International Europe, Australia and Far East Index (the "MSCI EAFE Index").

         The Portfolio's primary equity investments are the common stocks of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets.

         The Portfolio seeks to achieve its investment objective through country allocation, stock selection and management of currency exposure. The Adviser uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Portfolio relative to that of the MSCI EAFE Index.

         Based on fundamental research, quantitative valuation techniques, and experienced judgment, the Adviser uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States by under- or over-weighting selected countries in the MSCI EAFE Index.

         Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, the Adviser selects the securities which appear the most attractive for the Portfolio. The Adviser believes that under normal market conditions, economic sector weightings generally will be similar to those of the MSCI EAFE Index.

         Finally, the Adviser actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors, and the judgment of a team of experienced currency managers.

         In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk


o        Foreign investment risk
         =======================


o        Market capitalization risk

o        Investment style risk


         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.


Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (International Equity Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                     ------------- ----------- ------------ -------------
                     5.68%         13.80%      28.12%       -17.07%






                     97            98          99           00
                     ------------- ----------- ------------ -------------

                        High Quarter: 4th - 1998 + 19.14%

                        Low Quarter: 3rd - 1998 - 16.65%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the MSCI EAFE Index, a widely recognized unmanaged index measuring the broad market performance of equity securities throughout Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                  Average Annual Total Return as of 12/31/00
              -------------- ---------------- --- -----------------

                                                       Since

                                 1 Year                Inception

              -------------- ---------------- --- -----------------

Portfolio                        -17.07%               7.18%
MSCI EAFE Index                  -14.01%               4.85%
---------------------------- ---------------- --- ----------------- ------------

[SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.


                  see page  61
                             =


o        For financial highlights


                  see page  77]
                             ==

[Left Side:]

                      J.P. Morgan Small Cap Stock Portfolio

Investment Objective:

         To provide a high total return from a portfolio of equity securities of small companies.

Principal Investment Strategy:

         Substantially all of the Portfolio's net assets will normally be invested in common stocks. The Portfolio invests primarily in the common stock of those small U.S. companies included in the Russell 2000 Index. The Portfolio may invest to a limited extent in initial public offerings (IPOs) of companies not included in the Russell 2000 Index.

         The Adviser seeks to enhance the Portfolio's total return relative to that of the U.S. small company universe. To do so, the Adviser uses research, valuation and a stock selection process. The Adviser continually screens the universe of small capitalization companies to identify for further analysis those companies which exhibit favorable characteristics such as significant and predictable cash flow and high quality management. Based on fundamental research and using a systematic valuation methodology, the Adviser ranks these companies within economic sectors according to their relative value. Some of the additional characteristics the Adviser analyzes are: price/earnings growth, discounted cash flow analysis and multiples of revenue with more or less weight given to these factors depending on the sector. The Adviser then selects for purchase the most attractive companies within each economic sector. The Adviser believes that under normal market conditions, the Portfolio will have sector weightings comparable to that of the U.S. small company universe, although it may moderately under- or over-weight selected economic sectors. In selecting securities, income is not an important factor.

         The Portfolio also may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                   ------------- ------------ ------------ -----------
                      20.59%       -5.67%       44.18%      -10.78%






                        97           98           99           00
                   ------------- ------------ ------------ -----------

                        High Quarter: 4th - 1999 + 35.14%

                         Low Quarter: 3rd -1998 - 21.56%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/00
               -------------- ---------------- --- -----------------

                                                        Since

                                1 Year                  Inception

               -------------- ---------------- --- -----------------

 Portfolio                        -10.78%               10.38%
 Russell 2000 Index               -3.02%                8.78%
 ---------------------------- ---------------- --- ----------------- ----------


SIDE BAR:

         Portfolio Management:

o        J.P. Morgan Investment Management Inc.


                  see page  61
                             =


o        For financial highlights


                  see page  79]
                             ==

[Left Side:]

                     Lord Abbett Growth and Income Portfolio

Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         The Portfolio will normally invest substantially all of its assets in common stocks of large, seasoned U.S. companies which the Adviser believes are undervalued. The Portfolio chooses stocks based on:

o Quantitative research to identify which stocks are believed to represent the best bargains

o Fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations

o Business cycle analysis to determine how buying or selling securities changes the overall portfolio's sensitivity to interest rates and economic conditions.

         The Portfolio intends to keep its assets invested in those securities which are selling at reasonable prices in relation to value and, to do so, it may have to forego some opportunities for gains when, in the judgment of the Adviser, they carry excessive risk.

         The Adviser tries to anticipate major changes in the economy and select stocks which it believes will benefit most from these changes. The Adviser constantly seeks to balance the opportunity for profit against the risk of loss. In the past, very few industries have continuously provided the best investment opportunities. The Adviser will take a flexible approach and adjust the Portfolio to reflect changes in the opportunity for sound investments relative to the risks assumed. Therefore, the Adviser will sell stocks that are judged to be overpriced and reinvest the proceeds in other securities which are believed to offer better values for the Portfolio.


         In addition, the Portfolio also may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk


o         Market capitalization risk

o        Investment style risk
         =====================


         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust, pursuant to a substitution order issued by the Securities and Exchange Commission. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class B shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through December 31,
2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). The performance information shown for each predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor funds' shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

------------ ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------
26.62%       15.28%      14.66%     2.41%       29.66%     19.14%      24.21%     12.54%      16.42%     14.32%






91           92          93         94          95         96          97         98          99         00
------------ ----------- ---------- ----------- ---------- ----------- ---------- ----------- ---------- -----------

                        High Quarter: 4th - 1998 + 16.77%

                        Low Quarter: 3rd - 1998 - 12.45%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year, 5-year and 10-year periods and since inception (12/11/89) through 12/31/00 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

------------------- ---------------------------------------------------------
                           Average Annual Total Return as of 12/31/00
                                                                  Since

                        1 Year        5 Year       10 Year      Inception
                        ------        ------       -------      ---------
Portfolio           14.32%          17.27%       17.31%       15.79%
S&P 500 Index       -9.11%          18.32%       17.46%       15.39%*
------------------- --------------- ------------ ------------ ---------------

                           *From 1/1/90


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.


                  see page  63
                             =


o        For financial highlights


                  see page  81]
                             ==

[Left Side:]

                      Lord Abbett Bond Debenture Portfolio

Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all of its total assets in fixed income securities of various types. To pursue its goal, the Portfolio normally invests in high yield and investment grade debt securities, convertible securities and preferred stocks. The Portfolio may invest substantially all of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it will endeavor to shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 4 to 6.7 years with a targeted average maturity of 6.5 to 9.5 years.

         Capital appreciation potential and current income are important considerations in the selection of portfolio securities. Capital appreciation potential is an important consideration in the selection of portfolio securities. Capital appreciation may be obtained by investing in:

        debt securities when the trend of interest rates is expected to be down;

          convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock; and

         debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved).

         The Portfolio may invest up to 20% of its net assets, at market value, in debt securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its gross assets.

         In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (5/1/96) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

                ------------- ------------ ----------- ------------
                15.45%        6.00%        3.10%       0.41%






                97            98           99          00
                ------------- ------------ ----------- ------------

                         High Quarter: 2nd -1997 + 6.17%

                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Salomon Brothers Broad Investment-Grade Bond Index, a widely recognized unmanaged market-capitalized index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities; with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Merrill Lynch All Convertible Index, which is representative of the equity-related securities in the Portfolio. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                  Average Annual Total Return as of 12/31/00
              ----------------- ----------------- --- ---------------

                                                          Since

                                     1 Year             Inception

              ----------------- ----------------- --- ---------------

Portfolio                            0.41%                7.91%
Salomon Brothers Broad               11.59%               7.08%
   Investment-Grade Bond Index

Credit Suisse First Boston           -4.87%               4.22%
   High Yield Index
Merrill Lynch                       -11.70%               12.54%
 All Convertible Index
------------------------------- ----------------- --- --------------- ----------

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.


                  see page  63
                             =


o        For financial highlights


                  see page  83]
                             ==

[Left Side:]

                       Lord Abbett Mid-Cap Value Portfolio

Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategy:

         Under normal circumstances, at least 65% of the Portfolio's assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

         changes in the economic and financial environment,

         new or improved products or services,

         new or rapidly expanding markets,

         changes in management or structure of the company,

         price increases due to shortages of resources or productive capacity,

          improved efficiencies resulting from new technologies or changes in distribution, or changes in governmental regulations, political climate or competitive conditions.

         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

         In addition, the Portfolio may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

           ------------ ------------ -----------
           0.94%        5.40%        52.67%






           98           99           00
           ------------ ------------ -----------

                        High Quarter: 2nd - 1999 + 16.87%

                        Low Quarter: 3rd - 1998 - 17.11%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell Mid Cap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/00
               -------------- ----------------- --- ----------------

                                                         Since

                                   1 Year              Inception

               -------------- ----------------- --- ----------------

 Portfolio                         52.67%               17.12%
 Russell Mid Cap Index             6.72%                11.32%*
 ---------------------------- ----------------- --- ---------------- ----------

                           *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.


                  see page  63
                             =


o        For financial highlights


                  see page  85]
                             ==

[Left Side:]

                   Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:

         The Portfolio invests primarily in common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in growth company stocks.

         Typically,   in  choosing  stocks,  the  Adviser  looks  for  mid-sized companies using:

o    quantitative   research  to  identify   companies   with  superior   growth
     possibilities

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

         The Portfolio may invest up to 25% of its total assets in foreign equity securities and American Depositary Receipts.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk


o        Foreign investment risk
         =======================


o        Investment style risk

o        Market capitalization risk


 Past Performance

         The Portfolio commenced operations on February 12, 2001. No performance information is currently available. For information on Lord Abbett & Co.'s prior performance with a comparable fund, see page 64.


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.


                  see page  63]
                             ==

[Left Side:]

                     Lord Abbett Developing Growth Portfolio

Investment Objective:

         The Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over-the-counter.

Principal Investment Strategy:

         The Portfolio normally will invest substantially all of its assets in the common stocks of smaller companies considered to be in their developing growth phase which is one generally characterized by a dramatic rate of growth. Developing growth companies are almost always small, usually young and their shares are generally traded over-the-counter. Having, in the view of the Adviser, passed the pitfalls of the formative years, they are strongly positioned to grow rapidly in their market. The Portfolio also may invest in securities of companies which are in their formative phase including securities purchased in initial public offerings (IPOs).

         At any given time, there are many hundreds of publicly-traded corporations in the developing growth phase. In choosing from among them, the Adviser looks for special characteristics that will help their growth including a unique product or service for which management foresees a rising demand; a special area of technological expertise; or a competitive advantage or new opportunities in foreign trade or from shifts in government priorities and programs.

The Adviser also looks for certain financial characteristics such as:

          at least five years of higher-than-average growth of revenues and earnings per share;

         higher-than-average returns on equity;

         ability to finance growth in the form of a lower-than-average ratio of long-term debt to capital and price/earnings ratios that are below expected growth rates.

         Securities being considered for the Portfolio are analyzed using traditional investment fundamentals. In addition to the financial data already mentioned, the Adviser evaluates the market for each company's products or services, the strengths and weaknesses of competitors, the availability of raw materials, diversity of product mix, etc.

         Finally, in assembling the investment portfolio, the Adviser tries to diversify the Portfolio's investments by investing in many securities and industries.


         The Portfolio also may lend up to 33 1/3% of its portfolio securities.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

Past Performance

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both tables assume reinvestment of dividends and distributions. Note that the results in each table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Developing Growth Portfolio, a series of Cova Series Trust) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. The performance information shown for the predecessor fund has been adjusted to reflect Class B's 0.25% Rule 12b-1 fee. The predecessor fund's shares did not pay Rule 12b-1 fees.

         The bar chart below shows you the Portfolio's performance for each full calendar year since its inception (8/20/97) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ------------ ----------- -----------
              6.50%        32.24%      -18.92%






              98           99          00
              ------------ ----------- -----------

                        High Quarter: 4th -1998 + 26.04%

                         Low Quarter: 3rd -1998 - 21.84%

         The table below compares the Portfolio's average annual compounded total returns for the 1-year period and from inception through 12/31/00 with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/00
               -------------- ---------------- ---- ----------------

                                                         Since

            1 Year Inception

               -------------- ---------------- ---- ----------------

 Portfolio                        -18.92%                5.68%
 Russell 2000 Index               -3.02%                5.45%*
 ---------------------------- ---------------- ---- ---------------- ----------

                           *From 9/1/97


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co.


                  see page  63
                             =


o        For financial highlights


                  see page  87]
                             ==

[Left Side:]

                          PIMCO Money Market Portfolio

Investment Objective:

         The  Portfolio   seeks  maximum   current   income,   consistent   with
preservation of capital and daily liquidity.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

         The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; collateralized mortgage obligations that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and mortgage-backed securities such as GNMA certificates. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

         The Portfolio's investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 44, any of which could cause the Portfolio's return on the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

         Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.


         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate .


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Past Performance


         The Portfolio commenced operations on February 12, 2001. No performance information is currently available. For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 65.


[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC


                  see page  65]
                             ==

         Primary Risks of Investing in the Portfolios

         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o        Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.



---------------------------------- ---------- ----------- ----------- ----------- ----------- ----------

                                  J.P.       J.P.        J.P.        J.P.        J.P.        Lord

                                   Morgan     Morgan      Morgan     Morgan      Morgan       Abbett

                                   Quality    Enhanced      Select    Int'l       Small Cap   Growth

                                   Bond         Index       Equity    Equity      Stock        and

                                   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Income

                                                                                              Portfolio

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Brady Bonds                            X
                                       =

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Collateralized Mortgage                X

Obligations


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Convertible Securities                 X                                             X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Depositary Receipts                              X           X           X           X           X

                                   ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Derivatives:


                                       X                                  X
                                   ---------- ----------- ----------- -----------

Options
Futures                               X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Direct Participation in                X
Corporate Loans


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Dollar Roll Transactions              X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Foreign Currency Transactions          X                                 X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Foreign Debt Securities                X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Foreign Equity Securities                                                X                       X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Forward Commitments, When-Issued       X
and Delayed Delivery Securities


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

High Quality Short-term Debt           X                                              X

Obligations including Bankers'

Acceptances, Commercial Paper,
Certificates of Deposit and
Eurodollar Obligations issued or
guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World Bank;
Variable Amount Master Demand
Notes and Variable Rate Notes
issued by U.S. and Foreign
Corporations



---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
High Yield/High Risk Debt              X
Securities



---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Hybrid Instruments                     X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Illiquid  and Restricted               X                                 X
                                                                          =

Securities

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Interest Rate                          X
                                       =
Transactions


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Investment Grade Debt Securities       X



---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
Investments in Other Investment
Companies including Passive
Foreign Investment Companies



---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Mortgage-backed Securities,            X

including GNMA Certificates,
Mortgage-backed Bonds


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Municipal Securities                   X
                                       =

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed              X
                                       =
Securities


---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
PIK (pay-in-kind)                      X
Debt Securities and Zero-Coupon
Bonds




---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Preferred Stocks                       X                                             X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Private Placements                     X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Repurchase Agreements                  X                                             X           X

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

Reverse Repurchase Agreements         X                                                          X
                                       =                                                          =

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------
---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------

U.S. Government Securities             X                                              X
==========================             =                                              =

---------------------------------- ---------- ----------- ----------- ----------- ----------- -----------




--------------------------------- ----------- ----------- ----------- ----------- -----------

                                  Lord        Lord        Lord         Lord        PIMCO
                                                                                   ====
                                  Abbett      Abbett     Abbett        Abbett      Money
                                                                                   =====
                                  Bond        Mid-Cap     Growth       Dev.         Market
                                                                                   ======
                                  Debenture     Value     Opportunities Growth       Portfolio
                                                                                   =========
                                  Portfolio    Portfolio   Portfolio    Portfolio



--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Brady Bonds


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Collateralized Mortgage               X                                               X
                                                                                      =
Obligations


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Convertible Securities               X           X

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Depositary Receipts                              X           X           X

                                  ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Derivatives:



                                  ----------- -----------             -----------

Options
Futures

--------------------------------- ----------- ----------- ----------- ----------- -----------

Direct Participation in
Corporate Loans


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Dollar Roll Transactions

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Foreign Currency Transactions

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Foreign Debt Securities               X

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Foreign Equity Securities                        X           X           X

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Forward Commitments, When-Issued
and Delayed Delivery Securities


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

High Quality Short-term Debt          X                                               X
                                                                                      =
Obligations including Bankers'

Acceptances, Commercial Paper,
Certificates of Deposit and
Eurodollar Obligations issued or
guaranteed by Bank Holding
Companies in the U.S., their
Subsidiaries and Foreign
Branches or of the World Bank;
Variable Amount Master Demand
Notes and Variable Rate Notes
issued by U.S. and Foreign
Corporations



--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------
High Yield/High Risk Debt             X
Securities



--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Hybrid Instruments

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Illiquid  and Restricted             X           X                       X
                                      =           =

Securities

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Interest Rate

Transactions


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Investment Grade Debt Securities      X                                               X
                                                                                      =


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------
Investments in Other Investment                               X
Companies including Passive
Foreign Investment Companies



--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Mortgage-backed Securities,           X                                               X
                                                                                      =
including GNMA Certificates,
Mortgage-backed Bonds


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Municipal Securities


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Non-mortgage Asset-backed

Securities


--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------
PIK (pay-in-kind)                     X
Debt Securities and Zero-Coupon
Bonds




--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Preferred Stocks                     X           X

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Private Placements

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Repurchase Agreements                X           X                       X

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

Reverse Repurchase Agreements        X           X                       X
                                      =           =

--------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------- ----------- ----------- ----------- ----------- -----------

U.S. Government Securities            X                                               X
==========================            =                                               =

--------------------------------- ----------- ----------- ----------- ----------- -----------


         Brady Bonds. Brady Bonds are collateralized or uncollaterized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.


         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk, and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-term Debt Obligations including Bankers' Acceptances, Commercial Paper, Certificates of Deposit and Eurodollar Obligations issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Eurodollar obligations are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P, and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments were recently developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale.

         If the Portfolio buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.


         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.


         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P's, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage   Asset-backed   Securities.   Non-mortgage   asset-backed
securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.


         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.


         Repurchase agreements involve credit risk, i.e. the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.


         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.


     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio and PIMCO Money Market Portfolio , generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, Lord Abbett Growth Opportunities Portfolio and PIMCO Money Market Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

         Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) (the "Manager"), 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

  J.P. Morgan Quality Bond Portfolio                          0.55% of first $75 million of such assets plus 0.50% of
                                                               such assets over $75 million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio                           0.60% of first $50 million of such assets plus 0.55% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Select Equity Portfolio                            0.65% of first $50 million of such assets plus 0.60% of
                                                               such assets over $50 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan International Equity Portfolio                     0.80% of first $50 million of such assets plus 0.75% of
                                                               such assets over $50 million up to $350 million plus
                                                               0.70% of such assets over $350 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
J.P. Morgan Small Cap Stock Portfolio                          0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio
                                                               0.60%   of  first
                                                               $800  million  of
                                                               such  assets plus
                                                               0.55%   of   such
                                                               assets  over $800
                                                               million  up to $2
                                                               billion      plus
                                                               0.50%   of   such
                                                               assets   over  $2
                                                               billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio
                                                               0.70%   of  first
                                                               $200  million  of
                                                               such  assets plus
                                                               0.65%   of   such
                                                               assets  over $200
                                                               million   up   to
                                                               $500 million plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                      0.70%
                                                               of   first   $200
                                                               million  of  such
                                                               assets plus 0.65%
                                                               of  such   assets
                                                               over $200 million
                                                               up    to     $500
                                                               million      plus
                                                               0.625%   of  such
                                                               assets  over $500
                                                               million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Lord Abbett Developing Growth Portfolio                        0.75%

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Money Market Portfolio                                   0.40%
-------------------------------------------------------------- ----------------------------------------------------------




Expense Limitation Agreement


         In the interest of limiting expenses of each Portfolio until February, 2002 (except for the J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") are limited to the following respective expense ratios:


Expense Limitation Provisions

------------------------------------------ ---------------------------------
                                           Total Expenses Limited to (% of
Portfolios                                        daily net assets)
------------------------------------------ ---------------------------------

  J.P. Morgan Quality Bond                             0.60%
J.P. Morgan Enhanced Index                              0.65%
J.P. Morgan International Equity                        1.05%
Lord Abbett Growth and Income                           0.65%
Lord Abbett Bond Debenture                              0.70%
Lord Abbett Mid-Cap Value                               0.90%
Lord Abbett Growth Opportunities                        0.85%
Lord Abbett Developing Growth                            0.95%
                                                          ====
PIMCO Money Market                                      0.50%



         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser.

         The Trust and the Manager have filed an exemptive application requesting an exemptive order from the Securities and Exchange Commission that will permit the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. The exemptive order would also permit disclosure of fees paid to multiple unaffiliated Advisers of a Portfolio on an aggregate basis only. There is no assurance that the Securities and Exchange Commission will grant the Trust's and the Manager's application.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated, is the Adviser for the J.P. Morgan Quality Bond, J.P. Morgan International Equity, J.P. Morgan Select Equity, J.P. Morgan Enhanced Index and J.P. Morgan Small Cap Stock Portfolios of the Trust. The Adviser and its affiliates had approximately $373 billion under management as of September 30, 2000.


J.P. Morgan Quality Bond Portfolio

o Jay A. Gladieux, Vice President of the Adviser. Mr. Gladieux is a portfolio manager in the U.S. Fixed Income Group. A J.P. Morgan employee for the past three years, he concentrates on broad market strategies. Prior to that, Mr. Gladieux spent 15 years at Morgan Stanley & Co., of which, the last 13 years were in the fixed income division focusing on the mortgage, derivative, and non-dollar businesses.

o James J. Dougherty, Vice President of the Adviser. Mr. Dougherty joined J.P. Morgan in 1986 and is Head of Fixed Income Trading and Strategy Implementation. Prior to his current assignment, Mr. Dougherty was co-Head of the mortgage investment team with primary responsibility for asset backed and commercial mortgage-backed securities investments.


J.P. Morgan Enhanced Index Portfolio

o Nanette Buziak, Vice President of the Adviser. Ms. Buziak is a portfolio manager in the Adviser's Structured Equity Group with responsibility for the daily implementation and maintenance of structured equity portfolios. Prior to joining J.P. Morgan in 1997, Ms. Buziak spent four years at First Marathon America, Inc., where she traded Convertible Bond Arbitrage and Stock Index Arbitrage strategies.

o Timothy J. Devlin, Vice President of the Adviser. Mr. Devlin is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Devlin was with Mitchell Hutchins Asset Management where he managed risk-controlled equity portfolios including index, enhanced index and market neutral strategies.

o Joseph P. Gill, Vice President of the Adviser. Mr. Gill is a portfolio manager in the Adviser's Structured Equity Group. Prior to joining J.P. Morgan in 1996, Mr. Gill was a portfolio manager and client adviser at Bank of Tokyo - Mitsubishi Asset Management where he had direct investment and relationship responsibilities.


J.P. Morgan Select Equity Portfolio

o Thomas M. Luddy, Managing Director of the Adviser. Mr. Luddy is Head of U.S. Equity Research. A J.P. Morgan employee since 1976, Mr. Luddy has held numerous key positions in the firm, including such roles as, Global Head of Equity and Chief Investment Officer. He started as an equity research analyst, becoming a portfolio manager in 1982 and has managed portfolios in his various roles for most of the past 18 years.


o James Russo, Vice President of the Adviser. Mr. Russo is a portfolio manager in the Adviser's Equity Group. A J.P. Morgan employee since 1994, Mr. Russo previously served in the equity research group as an analyst covering consumer cyclical stocks.


J.P. Morgan International Equity Portfolio

o Nigel F. Emmett, Vice President of the Adviser. Mr. Emmett is a portfolio manager with the Adviser's International Equity Group. Prior to joining J.P. Morgan in 1997, Mr. Emmett was employed by Brown Brothers Harriman & Co. in New York from 1995 to 1997 and by Gartmore Investment Management and Equitable Life Insurance in London prior to that time.


o Paul Quinsee, Managing Director of the Adviser. Mr. Quinsee, an international equity portfolio manager and Vice-Chairman of the Adviser's International Equity Strategy Group, relocated to the Adviser's New York office in 1996. He joined the Adviser's London office in 1992 as an international portfolio manager.


J.P. Morgan Small Cap Stock Portfolio

o Marian U. Pardo, Managing Director of the Adviser. Ms. Pardo is a portfolio manager and Head of the Adviser's small company investment team. She has been with J.P. Morgan since 1968, having joined the investment management business in 1980 as a research analyst. Ms. Pardo has held a number of positions at J.P. Morgan including managing equity and convertible funds and large- cap equity portfolios for individual clients and institutional investors.


o Alexandra Wells, Vice President of the Adviser. Ms. Wells is a portfolio manager in the Small Cap Equity Group. She joined J.P. Morgan in 1992 initially working as an analyst in the Equity Research department before moving to the Equity and Balanced Group as a portfolio manager in 1995. Ms. Wells transferred to the Adviser's London office in 1997 where she spent a year as a portfolio manager responsible for U.S. equities before joining the Small Cap Equity Group in March, 1998.


LORD, ABBETT & CO. ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Growth and Income, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Developing Growth and Lord Abbett Growth Opportunities Portfolios of the Trust. Lord Abbett has been an investment manager for 70 years and as of September 30, 2000 managed approximately $34.9 billion in a family of mutual funds and other advisory accounts.


Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzman. Messrs. Morris and Hudson, Partners of Lord Abbett, have been with Lord Abbett for more than five years. Mr. Salzman joined Lord Abbett in 1997; prior to that he was a Vice President with Mutual of America Capital Corp. from 1996 to 1997, and was a Vice President at Michell Hutchins Asset Management Inc. from 1986 to 1996.


Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team, the other senior members of which include Richard Szaro, Michael Goldstein and Thomas Baade. Messrs. Towle and Szaro have been with Lord Abbett since 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors.


Lord Abbett Mid-Cap Value Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward K. von der Linde, Investment Manager, heads the team, the other senior members are Eileen Banko, Howard Hansen, and David Builder. Mr. von der Linde, Ms. Banko, and Mr. Hansen have been with Lord Abbett for more than five years. Mr. Builder joined Lord Abbett in 1998; prior to that he was an analyst at Bear Stearns from 1996 to 1998 and at Weiss, Peck & Greer from 1994 to 1995.

Lord Abbett Growth Opportunities Portfolio

o Lord Abbett uses a team of portfolio managers and analysts acting together to manage the Portfolio's investments. The senior members of the team include Kevin P. Ferguson, Stephen J. McGruder and Frederic D. Ohr . Mr. Ferguson joined Lord Abbett in 1999. From 1992 until 1999, Mr. Ferguson was a Portfolio Manager/Senior Vice President at Lynch & Mayer, Inc. Mr. McGruder, Partner of Lord Abbett, has been with Lord Abbett since 1995. Mr. Ohr joined Lord Abbett in 1998. Before joining Lord Abbett, Mr. Ohr was a Vice President and Senior Analyst with Chase Asset Management from 1991 to 1998.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Lord Abbett Growth Opportunities Portfolio and the Lord Abbett Growth Opportunities Fund, which is also advised by Lord Abbett, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett Growth Opportunities Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Lord Abbett Growth Opportunities Fund and the Portfolio will vary.

         The table below compares the Lord Abbett Growth Opportunities Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class A shares on 8/1/95 through 12/31/00 with the Russell Mid Cap Growth Index and the S&P Mid Cap 400 Index. The Russell Mid Cap Growth Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. The S&P 400 Mid Cap Index is an unmanaged market weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/00

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year         Since Inception
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -                                 -9.40%              21.33%             20.88%
Class A shares (with sales charge)
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Lord Abbett Growth Opportunities Fund -                                 -3.83%              22.76%             22.21%
Class A shares (without sales charge)
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Mid Cap Growth Index                                           -11.75%              17.77%             17.41%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                                 17.50%              20.41%             19.94%
------------------------------------------------------------ ------------------ ------------------- ------------------


Lord Abbett Developing Growth Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Stephen J. McGruder, Partner of Lord Abbett, heads the team, the other senior members include Lesley-Jane Dixon and Rayna Lesser. Mr. McGruder and Ms. Dixon have been with Lord Abbett since 1995; Ms. Lesser has been with Lord Abbett since 1996. Ms. Lesser joined Lord Abbett directly from Barnard College.



PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Money Market Portfolio of the Trust. PIMCO is a subsidiary of PIMCO Advisors L.P., which in turn, is controlled by Allianz AG, a European-based, multinational insurance and financial services holding company. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2000, PIMCO had approximately $272 billion in assets under arrangement.





o Paul A. McCulley, Managing Director. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Reed as a Managing Director from 1992 to 1999 and Head of Economic and Strategy Research for the Americas from 1995 to 1999, where he managed macro research world-wide.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Money Market Portfolio and the PIMCO Money Market Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in February 2001, it does not have any operating history. In order to provide you with information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Money Market Fund is presented. Management fees paid by the PIMCO Money Market Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Money Market Fund, the average annual return during the periods would have been approximately 0.35% lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Money Market Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Money Market Fund and the Portfolio will vary.


         The table below compares the PIMCO Money Market Fund's average annual compounded total returns for the 1- and 5- year periods and since inception of the Institutional shares on 3/1/91 through 12/31/00 with Salomon 3-Month Treasury Bill Index. This Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 - month Treasury bill issues. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


------------------------------------ -------------------------------------------------------------------
                                                 Average Annual Total Return as of 12/31/00

------------------------------------ -------------------------------------------------------------------
------------------------------------ ---------------------- ---------------------- ---------------------
                                            1 Year                 5 Year            Since Inception
------------------------------------ ---------------------- ---------------------- ---------------------
------------------------------------ ---------------------- ---------------------- ---------------------
PIMCO Money Market Fund -                            6.20%                  5.41%                 4.89%
Institutional shares
------------------------------------ ---------------------- ---------------------- ---------------------
------------------------------------ ---------------------- ---------------------- ---------------------
Salomon 3-Month Treasury Bill                        5.97%                  5.25%                 4.83%
------------------------------------ ---------------------- ---------------------- ---------------------


 Distribution Plans


         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owner of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from the Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once (except in the case of the PIMCO Money Market Portfolio whose dividends are declared daily and paid monthly) a year and not to you, the Contract owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contracts prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife and, in the case of certain Portfolios, to qualified pension and retirement plans. Separate accounts are insurance company separate accounts that fund policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the respective prospectuses for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectuses for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Certain of the Portfolios also sell Class A shares to qualified pension and profit-sharing plans and to the separate accounts of MetLife to fund benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts that were offered by MetLife on or before April 30, 2001. Class A shares are not being offered by this Prospectus. It could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares


         MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts and of the Trust's Class B shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date.

         Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contracts, as described in the Contract prospectus.)


Right to Restrict Transfers

         Neither the Trust nor the Contracts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. MetLife, in coordination with the Trust's Manager and Advisers, reserves the right to temporarily or permanently refuse exchange requests if, in its judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused. Investors should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the Exchange is open.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for the assets of the PIMCO Money Market Portfolio and other Portfolios' money market instruments maturing in 60 days or less, securities held by the Portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Valuation Committee of the Trust's Board of Trustees.


         The assets of the PIMCO Money Market Portfolio are valued on a basis (amortized cost) designed to maintain the net asset value at $1.00 per share. Money market instruments of the Trust's other Portfolios maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information with respect to the Portfolios for the years or periods ended on or prior to December 31, 1999 has been audited by KPMG LLP, whose report, along with each Portfolio's financial statements, is included in the Annual Report of Cova Series Trust (the funds of which are predecessors of the Portfolios), which is available upon request. The information for the six-month period ended June 30, 2000 is unaudited and is included in Cova Series Trust's Semi-Annual Report, which is available upon request.



J.P. Morgan Quality Bond Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                           Six Months                                               For the period from May 1,
                                         Ended June 30,                                               1996 (date of initial
                                              2000                                                     public offering) to
                                                                                                                        --
                                          (Unaudited)                                                   December 31, 1996
                                          -----------                                                   -----------------
                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $10.669         $11.020       $10.405      $10.082                $9.897
                                            -------         -------       -------      -------                ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.386           0.459         0.490        0.446                 0.459
Net realized and unrealized gains
(losses)..............................      (0.001)         (0.631)        0.365        0.452                 0.102
                                            -------         -------        -----        -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                             0.385          (0.172)        0.855        0.898                 0.561
                                             -----          -------        -----        -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                            (0.647)         (0.119)       (0.240)      (0.531)               (0.376)
Dividends from net realized gains.............................
                                              ---           (0.060)         ---        (0.044)                 ---
                                              ---           -------         ---        -------                 ---
TOTAL DISTRIBUTIONS...                      (0.647)         (0.179)       (0.240)      (0.575)               (0.376)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $10.407         $10.669       $11.020      $10.405               $10.082
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................       3.65%+         (1.54)%        8.37%        9.06%                 5.68%+
                                             -----          -------        -----        -----                 -----
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions).............................       $91.4           $95.6         $45.8        $18.6                  $5.8
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.63%++          0.64%         0.65%        0.65%                0.65%++
Net investment income.................      6.47%++          5.67%         5.59%        5.92%                5.94%++
PORTFOLIO TURNOVER RATE...............
                                            135.5%+          369.5%       255.4%        163.7%               181.3%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.72%++          0.71%         0.86%        1.08%                1.52%++
Ratio of Net Investment Income to
Average Net Assets:
                                            6.38%++          5.60%         5.38%        5.49%                5.07%++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Quality Bond  Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Quality Bond Portfolio.

+        Non-annualized

++       Annualized






J.P. Morgan Enhanced Index Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                           Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                                                                                                        --
                                          (Unaudited)                                                   December 31, 1996
                                          -----------                                                   -----------------
                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $20.675         $18.115       $13.845      $11.112               $10.003
                                            -------         -------       -------      -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.055           0.105         0.098        0.113                 0.124
Net realized and unrealized gains
(losses)..............................      (0.507)          3.057         4.357        3.560                 1.304
                                            -------          -----         -----        -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                            (0.452)          3.162         4.455        3.673                 1.428
                                            -------          -----         -----        -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                            (0.125)         (0.026)       (0.043)      (0.118)               (0.122)
Distributions from net realized gains.........................
                                            (1.554)         (0.576)       (0.142)      (0.822)               (0.197)
                                            -------         -------       -------      -------               -------
TOTAL DISTRIBUTIONS.........................(1.679).........(0.602)       (0.185)      (0.940)               (0.319)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $18.544         $20.675       $18.115      $13.845               $11.112
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................      (2.15%)+         17.64%       32.31%        33.25%               14.35%+
                                            -------          ------       ------        ------               ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $276.3          $263.1       $103.8        $32.3                 $16.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.74%++          0.75%         0.75%        0.75%                0.75%++
Net investment income.................      0.71%++          0.75%         0.77%        0.99%                1.56%++
PORTFOLIO TURNOVER RATE...............
                                             30.1%+          63.2%         62.4%        59.5%                 35.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            0.76%         0.94%        1.08%                1.23%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.74%         0.58%        0.66%                1.08%++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Large  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Large Cap Stock Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan Select Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                        Six Months Ended                                            For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                          -----------                                                                   --
                                                                                                        December 31, 1996

                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.112         $16.076       $13.966      $10.742               $10.084
                                            -------         -------       -------      -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.034           0.074         0.091        0.078                 0.081
Net realized and unrealized gains
(losses)..............................      (0.197)          1.451         2.983        3.294                 0.771
                                            -------          -----         -----        -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                            (0.163)          1.525         3.074        3.372                 0.852
                                            -------          -----         -----        -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                            (0.079)         (0.043)       (0.046)      (0.077)               (0.081)
Distributions from net realized gains.........................
                                            (1.053)         (1.446)       (0.918)      (0.071)               (0.113)
                                            -------         -------       -------      -------
TOTAL DISTRIBUTIONS.........................(1.132).........(1.489)       (0.964)      (0.148)               (0.194)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $14.817         $16.112       $16.076      $13.966               $10.742
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................      (0.97%)+         9.71%        22.56%        31.55%                8.52%+
                                            -------          -----        ------        ------                -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $245.9          $249.7       $197.8        $106.9                $23.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      0.76%++          0.77%         0.78%        0.83%                0.85%++
Net investment income.................      0.46%++          0.55%         0.68%        0.81%                1.35%++
PORTFOLIO TURNOVER RATE...............       4.6%+           133.8%       182.9%        134.8%               123.9%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to

Average Net Assets:                           N/A             N/A          0.86%        1.00%                1.70%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A             N/A          0.60%        0.64%                0.50%++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Select Equity Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Select Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan International Equity Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                        Six Months Ended                                            For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                          -----------                                                                   --
                                                                                                        December 31, 1996

                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $16.225         $12.857       $11.472      $10.959               $10.215
                                            -------         -------       -------      -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.056           0.083         0.117        0.122                 0.096
Net realized and unrealized gains
(losses)..............................      (0.723)          3.534         1.491        0.539                 0.755
                                            -------          -----         -----        -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                            (0.667)          3.617         1.608        0.661                 0.851
                                            -------          -----         -----        -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                            (0.066)         (0.068)       (0.220)      (0.137)               (0.086)
Distributions from net realized gains.........................
                                            (0.962)         (0.181)       (0.003)      (0.011)               (0.021)
                                            -------         -------       -------      -------               -------
TOTAL DISTRIBUTIONS.........................(1.028).........(0.249)       (0.223)      (0.148)               (0.107)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $14.530         $16.225       $12.857      $11.472               $10.959
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................      (4.08%)+         28.52%       14.07%        5.96%                 8.44%+
                                            -------          ------       ------        -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $137.7          $138.1       $104.5        $68.8                 $15.6
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.15%++          1.10%         0.91%        0.95%                0.95%++
Net investment income.................      0.80%++          0.62%         0.97%        1.35%                1.43%++
PORTFOLIO TURNOVER RATE...............
                                             56.3%+          82.8%         74.0%        74.1%                 48.2%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.15%         1.09%        1.53%                3.80%++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.57%         0.79%        0.77%               (1.42%)++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the International Equity Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor International Equity Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






J.P. Morgan Small Cap Stock Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                           Six Months                                               For the period from May 1,
                                             Ended                                                    1996 (date of initial
                                         June 30, 2000                                                 public offering) to
                                                                                                                        --
                                          (Unaudited)                                                   December 31, 1996
                                          -----------                                                   -----------------
                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $17.269         $11.982       $13.105      $10.922               $10.512
                                            -------         -------       -------      -------               -------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME.................
                                             0.000+          0.015         0.051        0.057                 0.057
Net realized and unrealized gains
(losses)..............................       0.119           5.307        (0.722)       2.217                 0.843
                                             -----           -----        -------       -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                             0.119           5.322        (0.671)       2.274                 0.900
                                             -----           -----        -------       -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                              ---+          (0.035)       (0.017)      (0.055)               (0.055)
Dividends from net realized gains.............................
                                            (0.688)           ---         (0.435)      (0.036)               (0.435)
                                            -------           ---         -------      -------               -------
TOTAL DISTRIBUTIONS.........................(0.688).........(0.035)       (0.452)      (0.091)               (0.490)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $16.700         $17.269       $11.982      $13.105               $10.922
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................      0.80%++          44.56%       (5.40)%       20.89%               8.65%++
                                            -----            ------       -------       ------               -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $113.2          $109.3        $78.2        $59.8                 $14.7
RATIOS TO AVERAGE NET ASSETS(1):

Expenses..............................      1.03%+++         1.05%         0.95%        0.95%                0.95%+++
Net investment income.................    0.00%+++(1)        0.11%         0.45%        0.56%                0.87%+++
PORTFOLIO TURNOVER RATE...............
                                            5.74%++          123.5%        62.4%        79.1%                102.4%++
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                           N/A            1.09%         1.12%        1.39%                2.68%+++
Ratio of Net Investment Income to
Average Net Assets:
                                              N/A            0.07%         0.28%        0.12%               (0.86%)+++



*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities  of the Small  Cap Stock  Portfolio,  a  portfolio  of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Small Cap Stock Portfolio.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

(1)      Amount is less than 0.00%

N/A      Not Applicable





Lord Abbett Growth and Income Portfolio*

                                                                                         For the period from January
                                                                                          8, 1999 (Commencement of
                                                            Six months ended June 30,          operations) to
                                                                       2000                   December 31, 1999
                                                                                              -----------------
                                                                   (unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD......................
                                                                     $24.071                       $21.603
                                                                     -------                       -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................................            0.173                         0.274
Net realized and unrealized gains (losses)................           (0.688)                        2.194
                                                                     -------                        -----
TOTAL FROM INVESTMENT OPERATIONS..........................
                                                                     (0.515)                        2.468
                                                                     -------                        -----
DISTRIBUTIONS:

Dividends from net investment income..........................       (0.283)                        ----
Distributions from net realized gains.........................       (0.393)                        ----
                                                                     -------                        ----
TOTAL DISTRIBUTIONS...........................................       (0.676)                        ----
                                                                     -------                        ----
NET ASSET VALUE, END OF PERIOD............................           $22.880                       $24.071
                                                                     -------                       -------
TOTAL RETURN..............................................           (2.17%)+                      11.38%+
                                                                     --------                      ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...................            $839.4                       $887.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................................           0.70%++                       0.70%++
Net investment income.....................................           1.43%++                       1.24%++
PORTFOLIO TURNOVER RATE...................................            28.6%+                       70.8%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                       N/A                           N/A
Ratio of Net Investment Income to Average Net Assets:
                                                                       N/A                           N/A

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust,  that followed the same  investment  objective as the Portfolio.  The  information for each of the periods is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Non-annualized

++       Annualized

N/A      Not Applicable






Lord Abbett Bond Debenture Portfolio*

                                                             FOR THE YEARS ENDED DECEMBER 31,

                                        Six Months Ended                                            For the period from May 1,
                                         June 30, 2000                                                1996 (date of initial
                                          (Unaudited)                                                  public offering) to
                                          -----------                                                                   --
                                                                                                        December 31, 1996

                                                              1999         1998          1997
                                                              ----         ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD..
                                            $12.475         $12.381       $12.112      $10.970               $10.098
                                            -------         -------       -------      -------               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.509           0.710         0.682        0.544                 0.345
Net realized and unrealized gains
(losses)..............................      (0.333)         (0.293)        0.072        1.147                 0.949
                                            -------         -------        -----        -----                 -----
TOTAL FROM INVESTMENT OPERATIONS......

                                             0.176           0.417         0.754        1.691                 1.294
                                             -----           -----         -----        -----                 -----
DISTRIBUTIONS:

Dividends from net investment income..........................
                                            (0.832)         (0.244)       (0.349)      (0.549)               (0.342)
Distributions from net realized gains.........................
                                              ----          (0.079)       (0.136)        ----                (0.080)
                                              ----          -------       -------        ----                -------
TOTAL DISTRIBUTIONS.........................(0.832).........(0.323)       (0.485)      (0.549)               (0.422)
                                            -------         -------       -------      -------               -------
NET ASSET VALUE, END OF PERIOD........
                                            $11.819         $12.475       $12.381      $12.112               $10.970
                                            -------         -------       -------      -------               -------
TOTAL RETURN..........................       1.47%+          3.40%         6.26%        15.63%               12.89%+
                                             ------          -----         -----        ------               ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................       $165.2          $170.2       $120.0        $55.4                  $7.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................      0.85%++          0.85%         0.85%        0.85%                0.85%++
Net investment income.................      8.01%++          6.74%         6.58%        6.68%                7.26%++
PORTFOLIO TURNOVER RATE...............       34.7%+          46.7%         84.7%        100.3%                58.1%+

(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to
Average Net Assets:                         0.87%++          0.86%         0.93%        1.07%                2.05%++
Ratio of Net Investment Income to
Average Net Assets:
                                            7.99%++          6.73%         6.50%        6.46%                6.06%++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The information for each of the periods is that of the predecessor Bond
         Debenture Portfolio.

+        Non-annualized

++       Annualized






Lord Abbett Mid-Cap Value Portfolio*

                                                                             FOR THE YEARS ENDED

                                                                                 DECEMBER 31,

                                                                                                        For the period from
                                                         Six months ended                                 August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                           -----------                                              --------
                                                                               1999         1998             31, 1997
                                                                               ----         ----             --------
NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $11.168          $10.583     $10.481             $10.000
                                                             -------          -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.028            0.042       0.032               0.010
Net realized and unrealized gains (losses)............        1.956            0.557       0.087               0.481
                                                              -----            -----       -----               -----
TOTAL FROM INVESTMENT OPERATIONS......................
                                                              1.984            0.599       0.119               0.491
                                                              -----            -----       -----               -----
DISTRIBUTIONS:

Dividends from net investment income.........................(0.039)          (0.014)     (0.017)             (0.010)
Distributions from net realized gains........................(0.082)           ----         ----               ----
                                                             -------           ----         ----               ----
TOTAL DISTRIBUTIONS..........................................(0.121)          (0.014)     (0.017)             (0.010)
                                                             -------          -------     -------             -------
NET ASSET VALUE, END OF PERIOD........................       $13.031          $11.168     $10.583             $10.481
                                                             -------          -------     -------             -------
TOTAL RETURN..........................................       17.72%+           5.71%       1.11%              4.90%+
                                                             -------           -----       -----              -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...............        $39.0            $29.4       $18.3               $2.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.30%++           1.25%       1.10%              1.10%++
Net investment income.................................       0.58%++           0.50%       0.44%              0.97%++
PORTFOLIO TURNOVER RATE...............................        47.8%+           64.3%       41.0%               1.5%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.31%++         1.41%        1.68%             8.41%++
Ratio of Net Investment Income to Average Net Assets:
                                                                0.57%++         0.34%       (0.14%)           (6.34%)++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the Mid-Cap Value Portfolio,  a portfolio of Cova Series
         Trust,  that followed the same  investment  objective as the Portfolio.
         The  information  for each of the  periods  is that of the  predecessor
         Mid-Cap Value Portfolio.

+        Non-annualized

++       Annualized






Lord Abbett Developing Growth Portfolio*

                                                                             FOR THE YEARS ENDED

                                                                                 DECEMBER 31,

                                                                                                        For the period from
                                                         Six months ended                                 August 20, 1997
                                                          June 30, 2000                                  (Commencement of
                                                           (unaudited)                               operations) to December
                                                           -----------                                              --------
                                                                                                             31, 1997

                                                                               1999         1998

NET ASSET VALUE, BEGINNING OF PERIOD..................
                                                             $14.885          $11.241     $10.549             $10.000
                                                             -------          -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................       (0.041)          (0.073)     (0.025)              0.002
Net realized and unrealized gains (losses)............       (1.734)           3.717       0.723               0.549
                                                             -------           -----       -----               -----
TOTAL FROM INVESTMENT OPERATIONS......................
                                                             (1.775)           3.644       0.698               0.551
                                                             -------           -----       -----               -----
DISTRIBUTIONS:


Dividends from net investment income.......................... ----            ----         ----              (0.002)
Distributions from net realized gains........................(0.673)           ----       (0.006)              ----
                                                             -------           ----       -------              ----
TOTAL DISTRIBUTIONS..........................................(0.673)           ----       (0.006)             (0.002)
                                                             -------           ----       -------             -------
NET ASSET VALUE, END OF PERIOD........................       $12.437          $14.885     $11.241             $10.549
                                                             -------          -------     -------             -------
TOTAL RETURN..........................................      (11.78%)+          32.47%     6.60%               5.52%+
                                                            ---------       - --======     -----     -        --====
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)...............        $40.8            $33.6       $15.9               $1.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................................       1.23%++           1.15%       1.00%              1.00%++
Net investment income.................................      (0.71%)++         (0.73%)     (0.47%)             0.18%++
PORTFOLIO TURNOVER RATE...............................        26.0%+           53.2%       18.7%               9.1%+
(1)  If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average Net Assets:
                                                                1.23%++         1.34%        1.70%             9.00%++
Ratio of Net Investment Income to Average Net Assets:
                                                               (0.71%)++       (0.92%)      (1.17%)           (7.82%)++

*        On  February  12,  2001,  the  Portfolio  received,  through  a plan of
         reorganization,   all  of  the  assets  and  assumed   the   identified
         liabilities of the  Developing  Growth  Portfolio,  a portfolio of Cova
         Series  Trust,  that  followed  the same  investment  objective  as the
         Portfolio.  The  information  for  each of the  periods  is that of the predecessor Developing Growth Portfolio.

+        Non-annualized

++       Annualized

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            610 Newport Center Drive
                                   Suite 1400
                         Newport Beach, California 92660
                                 1-800-848-3854

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission (`SEC"):

oIn person Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183